Effect of One Percentage Point in Assumed Healthcare Cost Trend Rates (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Compensation and Retirement Disclosure [Abstract]
Effect on total of service and interest cost components	$ 229
Effect on postretirement benefit obligation	2,680
Effect on total of service and interest cost components	(169)
Effect on postretirement benefit obligation	$ (2,058)